SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in operating assets and liabilities:
Accruals and other payables	$ 1,190,376	$ 2,711,299
Net cash (used in)/provided by operating activities	(552,958)	(756,716)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	130,584,975	(2,999,982)
Cash flows from financing activities:
Amounts due from related parties	325,000
Net cash used in financing activities	(130,259,975)	2,999,982
Net (decrease)/increase in cash and cash equivalents	(227,958)	(756,716)
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss	(15,306,550)	(16,678,135)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds	807,860	3,438,950	[1]
Unrealized foreign exchange gain	(65,981)	543,277	[1]
Changes in operating assets and liabilities:
Net cash (used in)/provided by operating activities	(15,286,494)	8,681,916	[1]
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	1,444,823	(732,332)	[1]
Cash flows from financing activities:
Proceeds from borrowings	1,251,752	1,481,263	[1]
Repayment of borrowings	(2,212,067)	(2,242,961)	[1]
Repayment of convertible bonds		(3,500,000)	[1]
Net cash used in financing activities	(1,197,648)	(5,767,020)	[1]
Net (decrease)/increase in cash and cash equivalents	(15,039,319)	2,182,564	[1]
Parent Company [Member] | Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss	(15,306,550)	(16,678,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds	807,861	3,438,951
Unrealized foreign exchange gain	23,008	(644)
Share of results from subsidiaries	5,787,749	4,234,448
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(30,862)	(9,900)
Accruals and other payables	4,206,601	3,797,118
Net cash (used in)/provided by operating activities	(4,512,193)	(5,218,161)
Cash flows from investing activities:
Dividend received from a subsidiary		2,847,309
(Increase) decrease in short-term investments		2,012,562
Cash injected into a subsidiary		(2,012,562)
Net cash provided by/(used in) investing activities		2,847,309
Cash flows from financing activities:
Proceeds from borrowings	1,251,752	2,758,213
Repayment of borrowings	(1,663,042)	(1,276,950)
Repayment of convertible bonds		(3,483,133)
Amounts due from related parties	691,323	301,958
Amounts due to related parties	4,283,780	4,123,866
Net cash used in financing activities	4,563,813	2,423,954
Net (decrease)/increase in cash and cash equivalents	51,620	53,102
Effect of exchange rate changes on cash and cash equivalents	46	218
Cash and cash equivalents at beginning of year	78,968	25,648
Cash and cash equivalents at end of year	$ 130,634	$ 78,968

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.